Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Arbitration Proceedings - Additional Information (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Other Provisions [Line Items]
Provisions	$ 153,328